General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses [Abstract]
Chief Executive and Chief Financial Officer and directors' compensation	$ 72,000	$ 48,000	$ 29,000
Professional fees and other expenses	4,871,937	2,018,310	701,953
Administration fees-related party (Note 3(a))	2,100,000	1,200,000	400,000
Total	$ 7,043,937	$ 3,266,310	$ 1,130,953